Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 78,557	$ 92,225
Less: Allowance for doubtful accounts	(2,783)	(3,115)
Total	$ 75,774	$ 89,110